Expense Example - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,777
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701